Convertible Notes Payable (Details 2) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative discounts		$ 149,456	$ 129,422
Beneficial conversion feature discounts			81,648
Original issue discounts			13,164
Loan origination costs			21,951
Total debt discounts		153,024	41,815
Interest Expense [Member]
Derivative discounts		571,183	130,000
Beneficial conversion feature discounts			167,011
Original issue discounts		23,750	21,037
Loan origination costs		57,500	28,750
Total debt discounts		$ 652,433	$ 346,798